Operating Segments (Tables)	Nov. 18, 2019
Segment Reporting Information [Line Items]
Segment Reporting Disclosure Other Information	A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric generation fleet	X	X
	Merchant electric generation fleet	X
Gas Infrastructure	Gas transmission and storage	X		X
	Gas distribution and storage	X
	Gas gathering and processing	X
	LNG terminalling and storage	X		X
	Nonregulated retail energy marketing	X
Southeast Energy	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Gas distribution and storage	X
	Nonregulated retail energy marketing	X

Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Dominion Energy’s operations:

	Power Delivery	Power Generation	Gas Infrastructure	Southeast Energy	Corporate and Other	Adjustments/ Eliminations	Consolidated Total
(millions)
Three Months Ended September 30, 2019
Total revenue from external customers	$678	$1,848	$788	$973	$(18)	$—	$4,269
Intersegment revenue	5	6	28	—	164	(203)	—

Total operating revenue	683	1,854	816	973	146	(203)	4,269
Net income (loss) attributable to Dominion Energy	185	490	232	147	(79)	—	975

Three Months Ended September 30, 2018
Total revenue from external customers	$596	$2,021	$836		$—	$(2)	$3,451
Intersegment revenue	5	3	7		160	(175)	—

Total operating revenue	601	2,024	843		160	(177)	3,451
Net income attributable to Dominion Energy	163	414	264		13	—	854

Nine Months Ended September 30, 2019
Total revenue from external customers	$1,861	$5,191	$3,042	$3,070	$(1,067)	$—	$12,097
Intersegment revenue	17	15	83	—	611	(726)	—

Total operating revenue	1,878	5,206	3,125	3,070	(456)	(726)	12,097
Net income (loss) attributable to Dominion Energy	496	1,048	838	361	(2,394)	—	349

Nine Months Ended September 30, 2018
Total revenue from external customers	$1,687	$5,516	$2,972		$(210)	$40	$10,005
Intersegment revenue	17	8	21		505	(551)	—

Total operating revenue	1,704	5,524	2,993		295	(511)	10,005
Net income (loss) attributable to Dominion Energy	464	1,038	840		(536)	—	1,806

Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Virginia Power’s operations:

	Power Delivery	Power Generation	Corporate and Other	Consolidated Total
(millions)
Three Months Ended September 30, 2019
Operating revenue	$677	$1,587	$—	$2,264
Net income (loss)	184	444	(26)	602

Three Months Ended September 30, 2018
Operating revenue	$595	$1,637	$—	$2,232
Net income	163	347	10	520

Nine Months Ended September 30, 2019
Operating revenue	$1,860	$4,336	$(29)	$6,167
Net income (loss)	494	885	(657)	722

Nine Months Ended September 30, 2018
Operating revenue	$1,686	$4,338	$(215)	$5,809
Net income (loss)	462	796	(215)	1,043

Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Dominion Energy Gas’ operations:

	Gas Infrastructure	Corporate and Other	Consolidated Total
(millions)
Three Months Ended September 30, 2019
Operating revenue	$525	$(23)	$502
Net income from discontinued operations	—	45	45
Net income attributable to Dominion Energy Gas	134	17	151

Three Months Ended September 30, 2018
Operating revenue	$533	$—	$533
Net income from discontinued operations	—	33	33
Net income attributable to Dominion Energy Gas	173	18	191

Nine Months Ended September 30, 2019
Operating revenue	$1,621	$(23)	$1,598
Net income from discontinued operations	—	125	125
Net income attributable to Dominion Energy Gas	423	37	460

Nine Months Ended September 30, 2018
Operating revenue	$1,431	$—	$1,431
Net income from discontinued operations	—	135	135
Net income attributable to Dominion Energy Gas	426	28	454